Expense Example {- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Dividend Growth Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Dividend Growth Fund-Class A
Expense Example:
1 year	$ 653
3 years	819
5 years	999
10 years	1,519
Fidelity Advisor Dividend Growth Fund-Class M
Expense Example:
1 year	453
3 years	672
5 years	909
10 years	1,588
Fidelity Advisor Dividend Growth Fund-Class C
Expense Example:
1 year	264
3 years	508
5 years	876
10 years	1,911
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Dividend Growth Fund-Class Z
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	$ 518